UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22720

KKR Series Trust
(Exact name of registrant as specified in charter)

555 California Street 50th Floor San Francisco, California 94104
(Address of principal executive offices) (Zip code)

Nicole J. Macarchuk, Esq. KKR Asset Management LLC 555 California Street 50th Floor San Francisco, California 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415)-315-3620

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1.    Schedule of Investments.

Alternative High Yield Fund	January 31, 2013
(Unaudited)

Schedule of Investments

	Par†		Value
High Yield Securities - 84.3%
Automobiles & Components - 0.4%
Adesa, Inc.
4.313%, 05/01/2014 (a)	267,000		$267,336
Schaeffler Finance BV
8.500%, 02/15/2019 (c)	187,000		212,011
			479,347
Capital Goods - 11.4%
B/E Aerospace, Inc.
5.250%, 04/01/2022	406,000		427,315
Belden, Inc.
5.500%, 09/01/2022 (c)	868,000		894,040
Bombardier, Inc.
6.125%, 01/15/2023 (c)	701,000		713,267
4.250%, 01/15/2016 (c)	61,000		62,830
Calcipar
6.875%, 05/01/2018 (c)	27,000		28,350
Great Lakes Dredge & Dock Corp.
7.375%, 02/01/2019	1,989,000		2,143,148
Jeld-Wen Escrow Corp.
12.250%, 10/15/2017 (c)	1,290,000		1,502,850
Manitowoc Co., Inc.
5.875%, 10/15/2022	484,000		488,840
Masonite International Corp.
8.250%, 04/15/2021 (c)	112,000		123,200
Mueller Water Products, Inc.
8.750%, 09/01/2020	4,275		4,863
7.375%, 06/01/2017	1,235,000		1,268,962
New Enterprise Stone & Lime Co., Inc.
13.000%, 03/15/2018 (c) (e)	1,748,285		1,861,924
Terex Corp.
6.500%, 04/01/2020	770,000		818,125
6.000%, 05/15/2021	244,000		255,590
United Rentals North America, Inc.
10.250%, 11/15/2019	915,000		1,063,688
9.250%, 12/15/2019	587,000		673,583
			12,330,575
Commercial & Professional Services - 0.9%
Ceridian Corp. LP
8.875%, 07/15/2019 (c)	746,000		831,790
Verisure Holding MTN
8.750%, 09/01/2018 (c)	EUR	126,000	183,888
			1,015,678
Consumer Durables & Apparel - 3.0%
Easton-Bell Sports Inc.
9.750%, 12/01/2016	1,250,000		1,348,450
Edcon Proprietary Ltd.
3.433%, 06/15/2014 (a) (c)	EUR	624,000	817,497
FGI Operating Co. LLC
7.875%, 05/01/2020 (c)	166,000		170,773
Fifth & Pacific Cos., Inc.
10.500%, 04/15/2019 (c)	800,000		892,000
			3,228,720

	Par†		Value
Consumer Services - 2.7%
Caesars Entertainment Operating Co., Inc.
11.250%, 06/01/2017	1,546,000		$1,654,220
Education Management Finance Corp. LLC
8.750%, 06/01/2014 (b) (f)	1,075,000		892,250
Equinox Holdings, Inc.
9.500%, 02/01/2016 (c)	321,000		336,247
			2,882,717
Diversified Financials - 4.4%
FTI Consulting, Inc.
6.750%, 10/01/2020	1,015,000		1,091,125
6.000%, 11/15/2022 (c)	152,000		159,980
Nuveen Investments, Inc.
9.125%, 10/15/2017 (c)	968,000		980,100
5.500%, 09/15/2015	687,000		666,390
TransUnion Financing Corp. LLC
11.375%, 06/15/2018	1,590,000		1,838,438
			4,736,033
Energy - 1.9%
Bill Barrett Corp.
7.625%, 10/01/2019	774,000		814,635
Hilcorp Energy I Finance Co. LP
7.625%, 04/15/2021 (c)	569,000		620,210
SandRidge Energy, Inc.
8.000%, 06/01/2018 (c)	490,000		514,500
7.500%, 03/15/2021	112,000		118,720
			2,068,065
Health Care Equipment & Services - 6.0%
Community Health Systems, Inc.
5.125%, 08/15/2018	372,000		391,530
CRC Health Corp.
10.750%, 02/01/2016	2,590,000		2,583,525
DaVita HealthCare Partners, Inc.
6.625%, 11/01/2020	211,000		229,990
DJO Finance Corp. LLC
8.750%, 03/15/2018 (c)	909,000		1,011,262
HealthSouth Corp.
5.750%, 11/01/2024	311,000		315,665
MedAssets, Inc.
8.000%, 11/15/2018	1,876,000		2,040,150
			6,572,122
Insurance - 4.9%
CNO Financial Group, Inc.
6.375%, 10/01/2020 (c)	1,079,000		1,143,740
HUB International Ltd.
8.125%, 10/15/2018 (c)	1,016,000		1,051,560
Towergate Finance PLC
10.500%, 02/15/2019 (c)	GBP	1,668,000	2,777,355
USI Holdings Corp.
7.750%, 01/15/2021 (c)	393,000		385,140
			5,357,795

	Par†		Value
Materials - 6.0%
AM Castle & Co.
12.750%, 12/15/2016	757,000		$893,260
American Rock Salt Co., LLC
8.250%, 05/01/2018 (c)	157,000		142,870
ArcelorMittal
6.750%, 02/25/2022	461,000		507,070
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (c)	175,000		192,500
4.875%, 11/15/2022 (c)	186,000		185,070
Celanese US Holdings LLC
4.625%, 11/15/2022	159,000		164,167
Cemex
9.500%, 06/15/2018 (c)	550,000		618,062
Cemex Finance LLC
9.375%, 10/12/2022 (c)	54,000		61,020
Cemex Materials LLC
7.700%, 07/21/2025 (c)	716,000		737,480
Clearwater Paper Corp.
4.500%, 02/01/2023 (c)	171,000		169,718
Kerling PLC
10.625%, 02/01/2017 (c)	EUR	469,000	619,208
Reynolds Group Issuer, Inc. LLC
6.875%, 02/15/2021	475,000		509,437
5.750%, 10/15/2020	850,000		869,125
Ryerson, Inc.
9.000%, 10/15/2017 (c)	716,000		769,700
Schmolz + Bickenbach Luxembourg
9.875%, 05/15/2019 (c)	EUR	100,000	122,185
			6,560,872
Media - 13.7%
Block Communications, Inc.
7.250%, 02/01/2020 (c)	463,000		497,725
Catalina Marketing Corp.
10.500%, 10/01/2015 (c)	2,240,000		2,307,200
CCO Holdings Capital Corp. LLC
7.875%, 04/30/2018	465,000		496,969
7.250%, 10/30/2017	940,000		1,019,900
6.500%, 04/30/2021	1,047,000		1,120,290
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020	1,098,000		1,146,330
6.500%, 11/15/2022 (c)	453,000		481,225
Good Sam Enterprises LLC
11.500%, 12/01/2016 (b) (f)	2,008,000		2,133,500
Intelsat Jackson Holdings
7.250%, 04/01/2019	949,000		1,017,802
Nara Cable Funding Ltd.
8.875%, 12/01/2018 (c)	156,000		159,120
Norcell Sweden Holding 2
10.750%, 09/29/2019 (c)	EUR	731,000	1,074,285
Sinclair Television Group, Inc.
8.375%, 10/15/2018	867,000		964,538
Sirius XM Radio, Inc.
7.625%, 11/01/2018 (c)	951,000		1,055,610

	Par†	Value
Media - 13.7% (continued)
Sirius XM Radio, Inc. (continued)
5.250%, 08/15/2022 (c)	476,000	$484,330
TL Acquisitions, Inc.
11.500%, 04/15/2020 (c)	1,105,000	878,475
		14,837,299
Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
Prestige Brands, Inc.
8.125%, 02/01/2020	607,000	679,840
VWR Funding, Inc.
7.250%, 09/15/2017 (c)	417,000	441,499
		1,121,339
Real Estate - 0.5%
Realogy Group LLC
9.000%, 01/15/2020 (c)	458,000	531,280

Retailing - 5.1%
Express LLC
8.750%, 03/01/2018	1,219,000	1,322,615
Gymboree Corp.
9.125%, 12/01/2018	1,173,000	1,102,620
J Crew Group, Inc.
8.125%, 03/01/2019	1,674,000	1,795,365
Office Depot, Inc.
9.750%, 03/15/2019 (c)	380,000	418,000
Roofing Supply Group LLC
10.000%, 06/01/2020 (c)	770,000	870,100
		5,508,700
Semiconductors & Semiconductor Equipment - 0.5%
Amkor Technology, Inc.
7.375%, 05/01/2018	492,000	517,830
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (c)	2,000	2,200
		520,030
Software & Services - 7.8%
Allen Systems Group, Inc.
10.500%, 11/15/2016 (c)	2,685,000	1,825,800
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	101,000	109,332
iGATE Corp.
9.000%, 05/01/2016	637,000	699,904
Infor US, Inc.
11.500%, 07/15/2018	1,122,000	1,321,155
iPayment, Inc.
10.250%, 05/15/2018	1,706,000	1,543,930
Solera Holdings, Inc.
6.750%, 06/15/2018 (c)	977,000	1,047,832
West Corp.
11.000%, 10/15/2016	492,000	511,680
8.625%, 10/01/2018	448,000	480,480
7.875%, 01/15/2019	839,000	889,340
		8,429,453

	Par†	Value
Technology Hardware & Equipment - 4.7%
Aspect Software, Inc.
10.625%, 05/15/2017	965,000	$943,287
Avaya, Inc.
7.000%, 04/01/2019 (c)	1,227,000	1,171,785
CDW LLC
12.535%, 10/12/2017	783,000	837,810
8.500%, 04/01/2019	509,000	563,717
CommScope, Inc.
8.250%, 01/15/2019 (c)	986,000	1,077,205
Sanmina Corp.
7.000%, 05/15/2019 (c)	500,000	511,250
		5,105,054
Telecommunication Services - 6.0%
Cricket Communications, Inc.
7.750%, 05/15/2016	1,451,000	1,527,177
GCI, Inc.
8.625%, 11/15/2019	1,852,000	1,958,490
6.750%, 06/01/2021	832,000	807,040
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	795,000	860,588
Zayo Group LLC
10.125%, 07/01/2020	186,000	216,225
8.125%, 01/01/2020	1,048,000	1,168,520
		6,538,040
Transportation - 0.8%
Continental Airlines Pass Through Trust, Class B
8.307%, 04/02/2018	203,317	213,483
Sabre, Inc.
8.500%, 05/15/2019 (c)	597,000	641,775
		855,258
Utilities -2.6%
Calpine Corp.
7.250%, 10/15/2017 (c)	1,247,000	1,321,820
NRG Energy, Inc.
7.625%, 01/15/2018	1,035,000	1,161,788
6.625%, 03/15/2023 (c)	358,000	383,955
		2,867,563
TOTAL HIGH YIELD SECURITIES (Cost $90,501,692)		91,545,940

Leveraged Loans - 8.4%
Banks - 0.4%
Ocwen Financial Corp. Term Loan
7.000%, 09/01/2016 (a)	155,149	157,768
Ocwen Financial Corp. Term Loan, Tranche B
N/A, 01/25/2018 (a) (d)	308,377	313,157
		470,925
Capital Goods - 0.9%
Alliance Laundry Systems, LLC Term Loan
5.500%, 12/31/2018 (a)	41,762	42,362
Fleetpride Corp. Term Loan
5.250%, 11/19/2019 (a)	89,669	91,071
Hamilton Sundstrand Industrial Term Loan, Tranche B
5.000%, 12/21/2019 (a)	251,098	253,860

	Par†	Value
Capital Goods - 0.9% (continued)
Harbor Freight Tools USA, Inc. Term Loan
5.500%, 11/14/2017 (a)	186,926	$190,057
Husky Injection Molding Term Loan, Tranche 1
5.750%, 06/30/2018 (a)	233,069	237,220
Si Organization Term Loan, Tranche B
4.500%, 11/22/2016 (a)	62,418	63,042
Tomkins Air Distribution Term Loan, Tranche 2
9.250%, 04/28/2019 (a)	47,598	48,907
		926,519
Commercial & Professional Services - 0.4%
Ceridian Corp. Extended Term Loan
5.956%, 05/09/2017 (a)	199,387	201,979
IRI Group, Inc. Term Loan
5.000%, 12/01/2017 (a)	46,380	46,592
Tempur-Pedic International Inc. Term Loan, Tranche B
N/A, 11/30/2019 (a) (d)	127,514	129,677
		378,248
Consumer Durables & Apparel - 0.4%
OneStopPlus Group Term Loan
N/A, 01/31/2020 (a) (d)	79,700	80,099
PVH Corp. Term Loan, Tranche B
N/A, 10/31/2019 (a) (d)	134,235	135,511
Renfro Corp. Term Loan
N/A, 01/31/2019 (a) (d)	38,790	39,275
Serta Simmons Holdings LLC Term Loan, Tranche 1
5.000%, 10/01/2019 (a)	126,437	128,272
		383,157
Consumer Services -0.5%
Bright Horizons Family Solutions Term Loan
N/A, 01/14/2020 (a) (d)	133,858	135,140
MGM Resorts International Term Loan, Tranche B
4.250%, 12/13/2019 (a)	417,961	424,749
		559,889
Diversified Financials - 0.4%
BNY Convergex Group, LLC Term Loan, Tranche 1
N/A, 12/16/2016 (a) (d)	27,915	27,822
BNY Convergex Group, LLC Term Loan, Tranche 2
N/A, 12/16/2017 (a) (d)	45,904	43,815
Interactive Data Corp. Term Loan, Tranche B
N/A, 02/11/2018 (a) (d)	10,279	10,353
Nuveen Investments, Inc. Extended Term Loan
5.810%, 05/13/2017 (a)	125,325	126,683
Nuveen Investments, Inc. Term Loan, Tranche 1
N/A, 05/13/2017 (a) (d)	59,730	60,402
Nuveen Investments, Inc. Term Loan, Tranche 2
8.250%, 03/01/2019 (a)	102,869	105,055
		374,130
Energy - 0.3%
Sabine Oil & Gas Term Loan, Tranche 2
8.750%, 12/31/2018 (a)	159,249	161,937

	Par†		Value
Energy - 0.3% (continued)
Sheridan Productions Partners Term Loan, Tranche B-2
N/A, 10/01/2019 (a) (d)	188,376		$190,534
			352,471
Food & Staples Retailing -0.1%
Pinnacle Food Finance LLC Term Loan, Tranche F
4.750%, 10/17/2018 (a)	6,949		7,071
Supervalue, Inc. Term Loan
N/A, 08/30/2018 (a) (d)	73,358		74,821
			81,892
Food, Beverage & Tobacco - 0.2%
North American Breweries, Inc. Term Loan, Tranche B
7.500%, 12/06/2019 (a)	172,225		175,024

Health Care Equipment & Services - 0.7%
AssuraMed Holding, Inc. Term Loan
5.500%, 10/24/2019 (a)	37,403		38,081
CHG Cos. Term Loan, Tranche 1
5.000%, 11/19/2019 (a) (b) (f)	136,595		138,531
CHG Cos. Term Loan, Tranche 2
9.000%, 11/01/2020 (a) (b) (f)	90,594		92,972
Emdeon, Inc. Term Loan, Tranche B-1
5.000%, 11/02/2018 (a)	186,925		189,863
Immucor, Inc. Term Loan, Tranche B-1
N/A, 08/19/2018 (a) (d)	23,679		24,113
IMS Health Inc. Term Loan, Tranche B
4.500%, 08/26/2017 (a)	100,709		101,137
MedAssets, Inc. Term Loan, Tranche B
4.000%, 12/11/2019 (a)	60,961		61,876
MulltiPlan, Inc. Term Loan, Tranche B
4.750%, 08/18/2017 (a)	10,232		10,325
Sheridan Holdings, Inc. Term Loan
6.000%, 06/29/2018 (a)	121,560		123,627
			780,525
Insurance - 0.5%
CNO Financial Group, Inc. Term Loan, Tranche B-1
N/A, 09/28/2016 (a) (d)	24,810		25,115
Cunningham Lindsey Term Loan, Tranche B
5.000%, 10/02/2019 (a)	122,190		124,481
HUB International Term Loan
4.702%, 06/13/2017 (a)	244,745		248,570
USI Holdings Corp. Term Loan
5.250%, 12/31/2019 (a)	192,425		194,390
			592,556
Materials - 0.4%
American Rock Salt Co., LLC Term Loan
N/A, 04/25/2017 (a) (d)	29,907		29,558
BWAY Holding Co. Term Loan
4.500%, 08/06/2017 (a)	23,333		23,683
Dupont Performance Coatings Term Loan
N/A, 02/01/2020 (a) (d)	EUR	53,264	72,958
N/A, 02/01/2020 (a) (d)	116,500		118,412

	Par†	Value
Materials - 0.4% (continued)
General Chemical Term Loan, Tranche B
N/A, 10/06/2015 (a) (d)	118,623	$119,513
PQ Corp. Term Loan, Tranche 1
5.250%, 05/08/2017 (a)	25,144	25,462
Reynolds Group Issuer, Inc. Term Loan, Tranche D
4.750%, 09/28/2018 (a)	51,862	52,702
		442,288
Media - 0.4%
Charter Communications Operating, LLC Term Loan, Tranche D
4.000%, 05/15/2019 (a)	188,737	191,828
Clear Channel Communications, Inc. Term Loan, Tranche A
N/A, 07/30/2014 (a) (d)	27,880	27,631
Mission Broadcasting Inc. Term Loan, Tranche B
4.500%, 12/03/2019 (a)	3,693	3,758
NEP Group, Inc. Term Loan
N/A, 01/31/2020 (a) (d)	26,349	26,843
NEP Group, Inc. Term Loan, Tranche 2
N/A, 07/31/2020 (a) (d)	31,119	32,247
Nexstar Broadcasting Group, Inc. Term Loan, Tranche B
4.500%, 11/19/2019 (a)	8,737	8,889
SGS International, Inc. Term Loan
5.000%, 10/19/2019 (a)	109,126	110,490
TL Acquisitions, Inc., Term Loan, Tranche 1
N/A, 06/28/2014 (a) (d)	54,663	42,524
		444,210
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
Heartland Dental Care Term Loan, Tranche 1
6.250%, 12/17/2019 (a)	69,990	70,646
VWR Funding, Inc. Term Loan
N/A, 04/03/2017 (a) (d)	20,837	21,019
Warner Chilcott Co. LLC Term Loan, Tranche B-1
4.250%, 03/15/2018 (a)	19,842	20,124
Warner Chilcott Co. LLC Term Loan, Tranche B-2
4.250%, 03/15/2018 (a)	4,446	4,509
Warner Chilcott Co. LLC Term Loan, Tranche B-3
4.250%, 03/15/2018 (a)	9,887	10,027
		126,325
Real Estate - 0.3%
Altisource Portfolio Solutions Term Loan
5.750%, 11/20/2019 (a)	98,476	100,323
Realogy Group LLC Term Loan
4.456%, 10/10/2016 (a)	202,567	204,542
4.450%, 10/10/2016 (a)	13,237	13,366
		318,231
Retailing - 0.6%
David’s Bridal, Inc. Term Loan
5.000%, 10/11/2019 (a)	31,965	32,414
Guitar Center Inc. Term Loan
N/A, 04/09/2017 (a) (d)	56,554	55,900
Gymboree Corp. Term Loan
5.000%, 02/23/2018 (a)	259,860	253,581
Michaels Stores, Inc. Term Loan
N/A, 01/16/2020 (a) (d)	319,648	322,942

	Par†	Value
Retailing - 0.6% (continued)
Petco Animal Supplies Inc. Term Loan
4.500%, 11/24/2017 (a)	4,974	$5,012
		669,849
Software & Services - 0.8%
CAMP International Holding Co. Term Loan, Tranche 1
N/A, 05/31/2019 (a) (d)	31,562	32,023
CCC Information Services Inc. Term Loan, Tranche B
5.250%, 12/13/2019 (a)	253,121	256,021
Kronos Inc. Term Loan, Tranche B
5.500%, 10/30/2019 (a)	5,260	5,319
Misys PLC Term Loan
7.250%, 12/12/2018 (a)	309,113	314,651
RedPrairie Corp. Term Loan, Tranche 2
11.250%, 12/15/2019 (a)	135,313	139,880
RedPrairie Corp. Term Loan, Tranche B
6.750%, 12/15/2018 (a)	171,669	174,530
		922,424
Technology Hardware & Equipment - 0.3%
Avaya, Inc. Term Loan, Tranche B-5
N/A, 03/30/2018 (a) (d)	139,774	141,137
IPC Systems, Inc. Extended Term Loan, Tranche B-1
N/A, 07/31/2017 (a) (d)	6,935	6,831
IPC Systems, Inc. Term Loan, Tranche C
7.750%, 07/31/2017 (a)	187,897	185,079
		333,047
Telecommunication Services - 0.4%
SBA Senior Finance II LLC Term Loan, Tranche B
3.750%, 09/28/2019 (a)	64,356	64,927
Telx Group, Inc. Term Loan
6.250%, 09/26/2017 (a)	250,070	253,090
Windstream Corp. Term Loan, Tranche B-4
3.500%, 01/23/2020 (a)	33,631	33,955
Zayo Group LLC
5.250%, 07/02/2019 (a)	115,187	116,987
		468,959
Transportation - 0.1%
Fly Leasing Ltd. Term Loan, Tranche 1
5.750%, 08/09/2018 (a)	60,949	61,940
Saber, Inc. Term Loan
7.250%, 12/29/2017 (a)	41,800	42,566
		104,506
Utilities - 0.2%
Calpine Corp. Term Loan
4.500%, 10/09/2019 (a)	238,323	241,911

TOTAL LEVERAGED LOANS (Cost $9,031,251)		9,147,086

ASSET- BACKED SECURITY - 0.8%
Banks - 0.8%
Standard Charter Bank
15.311%, 06/09/2016 (a) (f)	790,000	829,816

TOTAL ASSET- BACKED SECURITY (Cost $802,577)		829,816

	Shares	Value
PREFERRED STOCK - 0.0%
Banks - 0.0%
Ally Financial, Inc.
8.125%	423	$11,282
TOTAL PREFERRED STOCK (Cost $10,930)		11,282

TOTAL INVESTMENTS (Cost $100,346,450) †† - 93.5%		101,534,124
OTHER ASSETS EXCEEDING LIABILITIES, NET - 6.5%		7,026,097
NET ASSETS - 100.00%		$108,560,221

†	In U.S. Dollars unless otherwise indicated.
††	At January 31, 2013, the tax basis cost of the Fund’s investments was $98,666,364, and the unrealized appreciation and depreciation were $3,845,363 and $(977,603), respectively.
(a)	Variable rate security, the coupon rate shown is the effective rate as of January 31, 2013.
(b)	Security considered restricted. The total value of these securities as of January 31, 2013 was $3,257,253 and represented 3.0% of net assets.
(c)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At January 31, 2013, these securities amounted to $38,074,798, which represents 35.1% of net assets.

(d)	Unsettled bank loan. Interest rate not available as of January 31, 2013.
(e)	Represents a payment in-kind security which may pay interest/dividends in additional par/shares.
(f)	Security considered illiquid. The total value of these securities as of January 31, 2013 was $4,087,069 and represented 3.8% of net assets.

EUR — Euro

GBP — Great British Pound

MTN — Medium Term Note

PLC — Public Limited Company

Country Weightings:
(% of Net Assets)

United States	83.0%
Great Britain	3.4%
Luxembourg	1.8%
Sweden	1.2%
Canada	1.0%
Singapore	0.8%
South Africa	0.7%
Mexico	0.6%
Ireland	0.5%
Germany	0.2%
Netherlands	0.2%
Switzerland	0.1%
93.5%
Other Assets Exceeding Liabilities, Net	6.5%
100.0%

The list of the open forward foreign currency contracts held by the Fund at January 31, 2013, is as follows:

					Unrealized
	Currency to		Currency to		Appreciation
Settlement Date	Deliver		Receive		(Depreciation)
02/28/13	EUR	1,400,000	USD	1,883,861	$(16,875)
02/28/13	GBP	1,800,000	USD	2,823,667	(30,621)
					$(47,496)

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at January 31, 2013 is as follows:

				Unrealized
	Settlement	Currency to	Currency to	Appreciation
Counterparty	Date	Deliver	Receive	(Depreciation)
Citigroup	2/28/2013	$(4,755,024)	$4,707,528	$(47,496)

The table below sets forth information about the levels within the fair value hierarchy which the Fund’s investments were measured at January 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments in Securities
High Yield Securities	$—	$91,545,940	$—	$91,545,940
Leveraged Loans	—	9,147,086	—	9,147,086
Asset-Backed Security	—	—	829,816	829,816
Preferred Stock	11,282	—	—	11,282
Total Investments in Securities	$11,282	$100,693,026	$829,816	$101,534,124

	Level 1	Level 2	Level 3	Total
Financial Derivatives Instruments
Liabilities — Foreign Currency Contracts	$—	$(47,496)	$—	$(47,496)
Total Financial Derivative Instruments	$—	$(47,496)	$—	$(47,496)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Asset-Backed
Security
Beginning Balance at November 1, 2012	$828,868
Net Purchases	—
Net Sales	—
Accrued Discounts/(Premiums)	(1,147)
Realized Gain/(Loss)	—
Net Change in Unrealized Appreciation/(Depreciation)	2,095
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance as of January 31, 2013	$829,816

Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2013	$2,095

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of January 31, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

				Range	Impact to
	Fair Value as of	Valuation	Unobservable	(Weighted	Valuation from an
Financial Asset	January 31, 2013	Technique	Input	Average)	Increase in Input
Asset-Backed Security	$829,816	Broker Quotes	Offered Quotes	105	Increase

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)           There have been no changes in the registrant’s internal control over financial reporting during the period from October 31, 2012 to January 31, 2013 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KKR Series Trust

By	/s/ William C. Sonneborn
William C. Sonneborn
President and Principal Executive Officer
Date: April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William C. Sonneborn
William C. Sonneborn
President and Principal Executive Officer
Date: April 1, 2013

By	/s/ Michael R. McFerran
Michael R. McFerran
Treasurer and Principal Financial Officer
Date: April 1, 2013